Quarterly Report
January 31, 2022
MFS®  Intermediate
Income Trust
MIN-Q1

Portfolio of Investments
1/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 94.2%
Aerospace & Defense – 1.5%
Boeing Co., 1.167%, 2/04/2023	$1,135,000	$1,134,842
Boeing Co., 1.433%, 2/04/2024	2,269,000	2,245,391
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	2,486,000	2,607,665
		$5,987,898
Apparel Manufacturers – 0.7%
NIKE, Inc., 2.75%, 3/27/2027	$2,600,000	$2,693,187
Asset-Backed & Securitized – 3.7%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.038%, 11/15/2054 (i)	$10,535,475	$752,581
ACREC 2021-FL1 Ltd., “AS”, FLR, 1.609% (LIBOR - 1mo. + 1.5%), 10/16/2036 (n)	1,087,000	1,080,873
Arbor Realty Trust, Inc., CLO, 2021-FL3, “AS”, FLR, 1.509% (LIBOR - 1mo. + 1.4%), 8/15/2034 (n)	1,112,500	1,101,508
AREIT 2022-CRE6 Trust, “AS”, FLR, 1.75% (SOFR - 30 day + 1.65%), 11/17/2024 (n)	1,522,500	1,522,500
BDS 2021-FL9 Ltd., “A”, 1.174%, 11/16/2038 (n)	958,000	955,667
BSPDF 2021-FL1 Issuer Ltd., “A”, 1.391%, 10/15/2036 (n)	599,000	595,695
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 1.589% (LIBOR - 1mo. + 1.48%), 10/15/2036 (n)	774,500	774,500
BXMT 2021-FL4 Ltd., “AS”, FLR, 1.409% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	2,000,000	1,987,518
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	1,676,352	1,768,254
LoanCore 2021-CRE6 Ltd., “AS”, FLR, 1.759% (LIBOR - 1mo. + 1.65%), 11/15/2038 (n)	1,500,000	1,500,459
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 1.301% (LIBOR - 1mo. + 1.2%), 11/25/2036 (z)	649,948	646,429
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 1.601% (LIBOR - 1mo. + 1.5%), 11/25/2036 (z)	199,500	197,644
Shackleton 2015-8A CLO Ltd., “A1R”, FLR, 1.051% (LIBOR - 3mo. + 0.92%), 10/20/2027 (n)	1,078,574	1,079,826
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	875,000	926,031
		$14,889,485
Automotive – 2.3%
Hyundai Capital America, 5.875%, 4/07/2025 (n)	$2,094,000	$2,323,414
Hyundai Capital America, 1.65%, 9/17/2026 (n)	1,000,000	961,423
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	1,150,000	1,106,892
Stellantis N.V., 2.691%, 9/15/2031 (n)	532,000	503,687
Volkswagen Group of America Finance LLC, 2.85%, 9/26/2024 (n)	1,765,000	1,807,353
Volkswagen Group of America Finance LLC, 1.625%, 11/24/2027 (n)	1,500,000	1,423,633
Volkswagen Group of America Finance LLC, 3.75%, 5/13/2030 (n)	1,000,000	1,059,870
		$9,186,272
Brokerage & Asset Managers – 2.4%
Brookfield Finance, Inc., 2.724%, 4/15/2031	$2,844,000	$2,783,106
Charles Schwab Corp., 3.3%, 4/01/2027	3,150,000	3,328,800
Low Income Investment Fund, 3.386%, 7/01/2026	705,000	726,897
Low Income Investment Fund, 3.711%, 7/01/2029	1,905,000	2,012,697
National Securities Clearing Corp., 1.5%, 4/23/2025 (n)	1,117,000	1,104,268
		$9,955,768
Business Services – 1.0%
Tencent Holdings Ltd., 2.88%, 4/22/2031 (n)	$1,499,000	$1,482,217
Western Union Co., 1.35%, 3/15/2026	2,570,000	2,470,672
		$3,952,889
Cable TV – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	$1,350,000	$1,456,741
Computer Software – 0.7%
Dell International LLC/EMC Corp., 5.85%, 7/15/2025	$399,000	$443,420
Dell International LLC/EMC Corp., 4.9%, 10/01/2026	2,054,000	2,254,281
		$2,697,701

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – 1.3%
Apple, Inc., 3.35%, 2/09/2027	$2,700,000	$2,857,565
VMware, Inc., 1.4%, 8/15/2026	2,333,000	2,234,778
		$5,092,343
Conglomerates – 0.5%
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	$1,760,000	$1,958,790
Consumer Services – 1.6%
Booking Holdings, Inc., 3.55%, 3/15/2028	$2,737,000	$2,936,938
Conservation Fund, 3.474%, 12/15/2029	563,000	583,341
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	480,000	404,141
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)	1,525,000	1,229,093
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	1,392,000	1,011,732
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	480,000	317,204
		$6,482,449
Containers – 0.4%
Berry Global, Inc., 1.65%, 1/15/2027	$1,542,000	$1,460,613
Electronics – 1.1%
Broadcom, Inc., 3.469%, 4/15/2034 (n)	$2,055,000	$2,035,520
Broadcom, Inc., 3.137%, 11/15/2035 (n)	1,845,000	1,748,848
Qorvo, Inc., 1.75%, 12/15/2024 (n)	634,000	622,087
		$4,406,455
Emerging Market Quasi-Sovereign – 1.0%
DAE Funding LLC (United Arab Emirates), 1.55%, 8/01/2024 (n)	$613,000	$597,044
Qatar Petroleum, 2.25%, 7/12/2031 (n)	1,635,000	1,573,688
Sinopec Capital (2013) Ltd. (People's Republic of China), 3.125%, 4/24/2023 (n)	733,000	745,366
Sinopec Group Overseas Development (2018) Ltd. (People's Republic of China), 1.45%, 1/08/2026 (n)	1,357,000	1,322,273
		$4,238,371
Emerging Market Sovereign – 0.2%
Republic of Poland, 5%, 3/23/2022	$772,000	$776,617
Energy - Integrated – 1.4%
Cenovus Energy, Inc., 5.375%, 7/15/2025	$885,000	$967,390
Eni S.p.A., 4%, 9/12/2023 (n)	1,327,000	1,375,190
Exxon Mobil Corp., 3.294%, 3/19/2027	3,000,000	3,166,933
		$5,509,513
Financial Institutions – 2.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.875%, 1/16/2024	$1,719,000	$1,798,327
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.5%, 7/15/2025	2,326,000	2,606,322
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	332,000	324,112
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	3,123,000	3,228,614
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	583,000	578,742
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	869,000	824,072
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	2,336,000	2,233,827
		$11,594,016
Food & Beverages – 1.7%
Constellation Brands, Inc., 4.4%, 11/15/2025	$3,306,000	$3,562,378
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029 (n)	1,451,000	1,422,473
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	1,931,000	1,826,825
		$6,811,676

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – 1.7%
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2031	$3,055,000	$3,141,151
Hyatt Hotels Corp., 1.8%, 10/01/2024	1,286,000	1,276,695
Marriott International, Inc., 5.75%, 5/01/2025	29,000	32,117
Marriott International, Inc., 2.85%, 4/15/2031	802,000	774,274
Marriott International, Inc., 2.75%, 10/15/2033	1,750,000	1,634,182
		$6,858,419
Industrial – 0.3%
Howard University, Washington D.C., AGM, 2.757%, 10/01/2027	$1,250,000	$1,248,644
Insurance – 0.1%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$563,000	$592,012
Insurance - Property & Casualty – 1.6%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$3,110,000	$3,298,044
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	2,971,000	3,242,151
		$6,540,195
Internet – 0.3%
Baidu, Inc., 3.875%, 9/29/2023	$1,361,000	$1,405,484
Machinery & Tools – 0.9%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$472,000	$492,621
CNH Industrial Capital LLC, 3.85%, 11/15/2027	3,066,000	3,261,667
		$3,754,288
Major Banks – 11.4%
Bank of America Corp., 4.125%, 1/22/2024	$2,876,000	$3,020,860
Bank of America Corp., 1.734% to 7/22/2026, FLR (SOFR - 1 day + 0.96%) to 7/22/2027	2,224,000	2,157,049
Barclays PLC, 4.61% to 2/15/2022, FLR (LIBOR - 3mo. + 1.4%) to 2/15/2023	1,801,000	1,803,085
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	1,435,000	1,405,353
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	1,723,000	1,710,700
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	915,000	976,232
Credit Suisse Group AG, 3.869% to 1/12/2028, FLR (LIBOR - 3mo. + 1.41%) to 1/12/2029 (n)	2,250,000	2,335,868
Deutsche Bank, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	457,000	443,920
Deutsche Bank AG, 1.447% to 4/1/2024, FLR (SOFR - 1 day + 1.131%) to 4/01/2025	2,012,000	1,978,460
Goldman Sachs Group, Inc., 2.908% to 6/05/2022, FLR (LIBOR - 3mo. + 1.053%) to 6/05/2023	1,750,000	1,759,392
Goldman Sachs Group, Inc., 3.5%, 4/01/2025	1,500,000	1,557,394
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR - 1 day + 0.789%) to 12/09/2026	894,000	849,673
HSBC Holdings PLC, 3.262% to 3/13/2022, FLR (LIBOR - 3mo. + 1.055%) to 3/13/2023	4,000,000	4,009,602
HSBC Holdings PLC, 3.033% to 11/22/2022, FLR (LIBOR - 3mo. + 0.923%) to 11/22/2023	1,500,000	1,519,844
HSBC Holdings PLC, 2.251% to 11/22/2026, FLR (SOFR - 1 day + 1.1%) to 11/22/2027	1,446,000	1,416,149
JPMorgan Chase & Co., 2.005% to 3/13/2025, FLR (SOFR - 1 day + 1.585%) to 3/13/2026	2,500,000	2,487,651
JPMorgan Chase & Co., 2.58% to 4/22/2031, FLR (SOFR - 1 day + 1.25%) to 4/22/2032	2,250,000	2,187,343
Morgan Stanley, 3.875%, 1/27/2026	5,400,000	5,729,971
Morgan Stanley, 3.95%, 4/23/2027	1,100,000	1,172,008
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	977,000	937,450
NatWest Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025	2,621,000	2,736,613
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/2024 (n)	946,000	928,878
UBS Group AG, 1.008% to 7/30/2023, FLR (CMT - 1yr. + 0.83%) to 7/30/2024 (n)	770,000	760,889
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	2,449,000	2,639,155
		$46,523,539
Medical & Health Technology & Services – 1.2%
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	$1,250,000	$1,432,993
Thermo Fisher Scientific, Inc., 1.215%, 10/18/2024	3,589,000	3,537,428
		$4,970,421

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 2.0%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$1,547,000	$1,693,828
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	744,000	719,031
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	870,000	842,481
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	1,518,000	1,563,358
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	1,191,000	1,154,430
Glencore Funding LLC, 3.875%, 10/27/2027 (n)	1,887,000	1,977,397
		$7,950,525
Midstream – 1.5%
Enbridge, Inc., 3.125%, 11/15/2029	$1,506,000	$1,538,702
MPLX LP, 3.5%, 12/01/2022	1,584,000	1,612,440
MPLX LP, 4%, 3/15/2028	1,395,000	1,477,575
Plains All American Pipeline LP, 3.8%, 9/15/2030	1,510,000	1,540,797
		$6,169,514
Mortgage-Backed – 0.7%
Fannie Mae, 6.5%, 11/01/2031	$405,037	$458,277
Freddie Mac, 3.064%, 8/25/2024	1,440,421	1,489,523
Freddie Mac, 3.187%, 9/25/2027	550,000	588,647
Freddie Mac, 6%, 8/01/2034	5,045	5,673
Ginnie Mae, 6%, 6/15/2033 - 10/15/2036	260,926	296,365
		$2,838,485
Municipals – 6.4%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.06%, 12/01/2025	$3,360,000	$3,423,448
California Earthquake Authority Rev., “B”, 1.327%, 7/01/2022	575,000	576,991
California Earthquake Authority Rev., “B”, 1.477%, 7/01/2023	405,000	406,687
Florida State Board of Administration Finance Corp. Rev., “A”, 1.705%, 7/01/2027	1,709,000	1,679,256
Gainesville, TX, Hospital District, “A”, 5.711%, 8/15/2033	2,330,000	2,733,423
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “B”, 3%, 6/01/2046	765,000	777,506
Guam International Airport Authority Rev. (A.B. Won Pat Airport), “A”, 3.839%, 10/01/2036	110,000	110,202
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “A”, 2.641%, 7/01/2037	2,070,000	2,051,968
Michigan Finance Authority Hospital Refunding Rev. (Trinity Health Credit Group), “T”, 3.084%, 12/01/2034	2,500,000	2,589,621
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	324,730	326,567
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	3,704,000	3,666,886
Puerto Rico Electric Power Authority Rev., “RR”, NPFG, 5%, 7/01/2022	1,675,000	1,713,484
Rhose Island Student Loan Authority, Education Loan Rev., Federally Taxable, “2”, 2.348%, 12/01/2040	1,000,000	989,036
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “B”, 5%, 1/01/2036 (n)	3,635,000	3,031,910
University of California, General Taxable Rev., “BG”, 1.614%, 5/15/2030	2,010,000	1,895,650
		$25,972,635
Network & Telecom – 0.4%
Verizon Communications, Inc., 2.355%, 3/15/2032 (n)	$1,726,000	$1,639,049
Oils – 1.1%
Marathon Petroleum Corp., 3.625%, 9/15/2024	$1,003,000	$1,039,546
Valero Energy Corp., 3.4%, 9/15/2026	3,386,000	3,518,958
		$4,558,504
Other Banks & Diversified Financials – 0.4%
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR - 1 day + 1.069%) to 1/12/2027 (n)	$1,784,000	$1,706,298
Real Estate - Retail – 2.1%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	$2,349,000	$2,508,234
Realty Income Corp., REIT, 3.4%, 1/15/2028	2,875,000	3,008,585
Regency Centers Corp., 3.7%, 6/15/2030	3,000,000	3,176,501
		$8,693,320

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – 1.0%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$1,605,000	$1,630,344
Kohl's Corp., 9.5%, 5/15/2025	1,634,000	1,819,193
Nordstrom, Inc., 2.3%, 4/08/2024	518,000	509,106
		$3,958,643
Supranational – 0.7%
Corporacion Andina de Fomento, 4.375%, 6/15/2022	$2,950,000	$2,983,927
Telecommunications - Wireless – 2.1%
American Tower Corp., REIT, 3.55%, 7/15/2027	$4,000,000	$4,175,248
Crown Castle International Corp., 3.65%, 9/01/2027	947,000	992,931
Crown Castle International Corp., 2.25%, 1/15/2031	1,000,000	936,662
T-Mobile USA, Inc., 3.875%, 4/15/2030	2,500,000	2,620,296
		$8,725,137
Tobacco – 0.5%
B.A.T. Capital Corp., 4.7%, 4/02/2027	$2,000,000	$2,153,722
Transportation - Services – 0.7%
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	$2,990,000	$2,964,199
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 4.93%, 1/01/2024	$26,886	$27,562
Small Business Administration, 5.36%, 11/01/2025	79,765	83,235
Small Business Administration, 5.39%, 12/01/2025	46,808	48,697
		$159,494
U.S. Treasury Obligations – 29.3%
U.S. Treasury Notes, 1.75%, 2/28/2022	$10,420,000	$10,433,068
U.S. Treasury Notes, 1.75%, 5/15/2022	3,250,000	3,263,712
U.S. Treasury Notes, 2.125%, 12/31/2022 (f)	14,635,000	14,813,364
U.S. Treasury Notes, 2.5%, 8/15/2023	12,710,000	12,993,989
U.S. Treasury Notes, 2.75%, 2/15/2024	8,385,000	8,648,341
U.S. Treasury Notes, 2.375%, 8/15/2024	9,230,000	9,478,056
U.S. Treasury Notes, 2%, 2/15/2025	9,900,000	10,075,570
U.S. Treasury Notes, 2%, 8/15/2025	5,225,000	5,316,642
U.S. Treasury Notes, 2.25%, 11/15/2025	5,086,000	5,222,289
U.S. Treasury Notes, 2%, 11/15/2026	6,254,000	6,369,308
U.S. Treasury Notes, 1.625%, 11/30/2026	7,750,000	7,763,018
U.S. Treasury Notes, 2.375%, 5/15/2027	4,075,000	4,227,017
U.S. Treasury Notes, 0.5%, 6/30/2027	6,500,000	6,113,555
U.S. Treasury Notes, 0.375%, 9/30/2027	5,672,000	5,274,517
U.S. Treasury Notes, 1.75%, 11/15/2029	4,500,000	4,506,328
U.S. Treasury Notes, 1.5%, 2/15/2030	5,043,500	4,950,904
		$119,449,678
Utilities - Electric Power – 3.1%
Enel Americas S.A., 4%, 10/25/2026	$252,000	$265,835
FirstEnergy Corp., 4.4%, 7/15/2027	2,827,000	2,880,719
ITC Holdings Corp., 2.95%, 5/14/2030 (n)	3,000,000	2,993,675
Liberty Utilities Finance Co., 2.05%, 9/15/2030 (n)	3,000,000	2,785,594
Pacific Gas & Electric Co., 1.7%, 11/15/2023	435,000	431,457
Pacific Gas & Electric Co., 2.1%, 8/01/2027	952,000	897,291
Southern California Edison, 6.65%, 4/01/2029	816,000	974,519
Transelec S.A., 4.625%, 7/26/2023 (n)	927,000	960,613
Transelec S.A., 4.25%, 1/14/2025 (n)	228,000	238,360
		$12,428,063
Total Bonds		$383,394,979

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 5.6%
Money Market Funds – 5.6%
MFS Institutional Money Market Portfolio, 0.06% (v)	22,681,374	$22,681,374

Other Assets, Less Liabilities – 0.2%		904,611
Net Assets – 100.0%		$406,980,964
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $22,681,374 and $383,394,979, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $79,681,999, representing 19.6% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 1.301% (LIBOR - 1mo. + 1.2%), 11/25/2036	11/12/21	$649,948	$646,429
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 1.601% (LIBOR - 1mo. + 1.5%), 11/25/2036	11/12/21	199,500	197,644
Total Restricted Securities			$844,073
% of Net assets			0.2%
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 1/31/22
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	5	$714,140	March – 2022	$4,300
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Long	USD	58	$6,913,781	March – 2022	$(116,065)
At January 31, 2022, the fund had liquid securities with an aggregate value of $47,573 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of January 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$119,609,172	$—	$119,609,172
Non - U.S. Sovereign Debt	—	7,998,915	—	7,998,915
Municipal Bonds	—	25,972,635	—	25,972,635
U.S. Corporate Bonds	—	135,192,027	—	135,192,027
Residential Mortgage-Backed Securities	—	2,838,485	—	2,838,485
Commercial Mortgage-Backed Securities	—	9,538,216	—	9,538,216
Asset-Backed Securities (including CDOs)	—	5,351,269	—	5,351,269
Foreign Bonds	—	76,894,260	—	76,894,260
Mutual Funds	22,681,374	—	—	22,681,374
Total	$22,681,374	$383,394,979	$—	$406,076,353
Other Financial Instruments
Futures Contracts – Assets	$4,300	$—	$—	$4,300
Futures Contracts – Liabilities	(116,065)	—	—	(116,065)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,207,574	$39,687,375	$20,213,575	$—	$—	$22,681,374
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,664	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
(4) Subsequent Event
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.